KIRKPATRICK & LOCKHART LLP                         1800 Massachusetts Avenue, NW
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                                                   ALEXANDRA C. LAFRANKIE
                                                   (202) 778-9481
                                                   alafrankie@kl.com



                               November 5, 2002

EDGAR FILING
------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

            Re:   Heritage Cash Trust
                  File Nos. 2-98635 and 811-4337
                  ------------------------------

Dear Sir or Madam:

      Pursuant to 497(j) of the Securities Act of 1933, I hereby certify that the form of Prospectus used with respect to the Registrant do not differ from the Prospectus contained in Post-Effective Amendment No. 23 ("PEA No. 23") to its Registration Statement on Form N-1A and that PEA No. 23 was filed electronically. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9481.

                                    Very truly yours

                                    /s/Alexandra C. LaFrankie

                                    Alexandra C. LaFrankie




cc:  Donald H. Glassman
      Heritage Asset Management, Inc.